Condensed financial information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 1,038	$ 443	$ 64
Net income/(loss)	166	(777)	(521)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	22	18	(64)
Depreciation, depletion and amortization	720	615	615
Impairment of assets	91	8	670
Deferred taxation	138	(199)	(72)
Cash utilized for hedge book settlements	(2,611)	(797)	(1,113)
Other non cash items	2,695	1,577	765
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	131	19	24
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0		0
Receivables	(153)	(44)	(7)
Inventories	(215)	(169)	(131)
Accounts payable and other current liabilities	54	192	(101)
Net cash provided by continuing operations	1,038	443	65
Net cash used in discontinued operations	0	0	(1)
Net cash used in investing activities	(1,887)	(268)	(1,593)
Increase in non-current investments	(158)	(443)	(93)
Proceeds on disposal of associates	1	0	48
Net associates loans advanced	(3)	(2)	(4)
Affiliates loans repaid	0	0	4
Additions to property, plant and equipment	(973)	(1,019)	(1,194)
Proceeds on sale of mining assets	69	1,142	39
Proceeds on sale of discontinued assets	0	0	10
Proceeds from sale of investments	142	81	88
Cash effects from hedge restructuring	(984)	(18)	(485)
Loans receivable repaid	0	1	0
Change in restricted cash	25	(10)	(6)
Net loans receivable advanced	(6)	0	0
Net cash generated/(used) by financing activities	230	303	1,715
Net changes in short-term debt	(1,159)	(853)	(188)
Issuance of stock	798	306	1,722
Share issue expenses	(20)	(11)	(54)
Net changes in long-term debt	1,833	896	427
Debt issue costs	(39)	(14)	0
Cash effects from hedge restructuring	(1,066)	0	(134)
Cash inflows from derivatives with financing	0	35	0
Dividends (paid)/received	(117)	(56)	(58)
Net increase/(decrease) in cash and cash equivalents	(619)	478	186
Effect of exchange rate changes on cash	105	47	(88)
Cash and cash equivalents at beginning of period	1,100	575	477
Cash and cash equivalents at ending of period	575	1,100	575
Cash And Cash Equivalents Including Held For Sale Assets	586
Disposal Group Including Discontinued Operation Cash And Cash Equivalents	11
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	116	326	(809)
Net income/(loss)	112	(825)	(563)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	2,071	12	(31)
Depreciation, depletion and amortization	352	277	253
Impairment of assets	73	4	16
Deferred taxation	119	(141)	40
Cash utilized for hedge book settlements	(993)	0	(517)
Other non cash items	(1,522)	946	(109)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	36	(3)	25
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	10	27	10
Receivables	(27)	(5)	6
Inventories	(11)	(23)	(1)
Accounts payable and other current liabilities	(104)	57	63
Net cash provided by continuing operations			(808)
Net cash used in discontinued operations			(1)
Net cash used in investing activities	(943)	(398)	(562)
Increase in non-current investments	0	0	0
Proceeds on disposal of associates	1		46
Net associates loans advanced	(3)	(2)
Additions to property, plant and equipment	(424)	(386)	(340)
Proceeds on sale of mining assets	60	0	1
Proceeds on sale of discontinued assets			10
Proceeds from sale of investments	0	0	0
Cash effects from hedge restructuring	(577)	(11)	(279)
Loans receivable repaid		1
Change in restricted cash	0	0	0
Net loans receivable advanced	0
Net cash generated/(used) by financing activities	729	103	1,392
Net changes in short-term debt	126	0	(242)
Issuance of stock	798	306	1,722
Share issue expenses	(20)	(11)	(54)
Net changes in long-term debt	0	0	0
Debt issue costs	0	0
Cash effects from hedge restructuring	(49)		47
Cash inflows from derivatives with financing		(83)
Dividends (paid)/received	(126)	(109)	(81)
Net increase/(decrease) in cash and cash equivalents	(98)	31	21
Effect of exchange rate changes on cash	19	46	(55)
Cash and cash equivalents at beginning of period	231	154	188
Cash and cash equivalents at ending of period	152	231	154
IOMco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(1,129)	(481)	(927)
Net income/(loss)	(773)	(1,058)	(2,330)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1,033	665	1,579
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements	0	0	0
Other non cash items	(1,973)	(1,685)	53
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	580	1,571	(212)
Receivables	3	(3)	(21)
Inventories	0	0	0
Accounts payable and other current liabilities	1	29	4
Net cash provided by continuing operations			(927)
Net cash used in discontinued operations			0
Net cash used in investing activities	(42)	(344)	0
Increase in non-current investments	(42)	(344)	0
Proceeds on disposal of associates	0		0
Net associates loans advanced	0	0
Additions to property, plant and equipment	0	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds on sale of discontinued assets			0
Proceeds from sale of investments	0	0	0
Cash effects from hedge restructuring	0	0	0
Loans receivable repaid		0
Change in restricted cash	0	0	0
Net loans receivable advanced	0
Net cash generated/(used) by financing activities	707	1,174	1,116
Net changes in short-term debt	(1,000)	(764)	0
Issuance of stock	310	693	1,241
Share issue expenses	0	0	0
Net changes in long-term debt	1,044	674	(216)
Debt issue costs	(13)	0
Cash effects from hedge restructuring	0		0
Cash inflows from derivatives with financing		0
Dividends (paid)/received	366	571	91
Net increase/(decrease) in cash and cash equivalents	(464)	349	189
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	578	229	40
Cash and cash equivalents at ending of period	114	578	229
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	2,202	727	1,891
Net income/(loss)	86	(646)	(569)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(21)	(2)	(74)
Depreciation, depletion and amortization	368	338	362
Impairment of assets	18	4	654
Deferred taxation	19	(58)	(112)
Cash utilized for hedge book settlements	(1,618)	(797)	(596)
Other non cash items	4,021	3,540	2,315
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	95	22	(1)
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	(590)	(1,598)	202
Receivables	(129)	(36)	8
Inventories	(204)	(146)	(130)
Accounts payable and other current liabilities	157	106	(168)
Net cash provided by continuing operations			1,891
Net cash used in discontinued operations			0
Net cash used in investing activities	(902)	474	(1,031)
Increase in non-current investments	(116)	(99)	(93)
Proceeds on disposal of associates	0		2
Net associates loans advanced	0	0
Additions to property, plant and equipment	(549)	(633)	(854)
Proceeds on sale of mining assets	9	1,142	38
Proceeds on sale of discontinued assets			0
Proceeds from sale of investments	142	81	88
Cash effects from hedge restructuring	(407)	(7)	(206)
Loans receivable repaid		0
Change in restricted cash	25	(10)	(6)
Net loans receivable advanced	(6)
Net cash generated/(used) by financing activities	(1,357)	(1,103)	(884)
Net changes in short-term debt	(285)	(89)	54
Issuance of stock	(310)	(693)	(1,241)
Share issue expenses	0	0	0
Net changes in long-term debt	789	222	643
Debt issue costs	(26)	(14)
Cash effects from hedge restructuring	(1,017)		(181)
Cash inflows from derivatives with financing		118
Dividends (paid)/received	(508)	(647)	(159)
Net increase/(decrease) in cash and cash equivalents	(57)	98	(24)
Effect of exchange rate changes on cash	86	1	(33)
Cash and cash equivalents at beginning of period	291	192	249
Cash and cash equivalents at ending of period	309	291	192
Cash And Cash Equivalents Including Held For Sale Assets	320
Disposal Group Including Discontinued Operation Cash And Cash Equivalents	11
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(151)	(129)	(91)
Net income/(loss)	741	1,752	2,941
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(3,061)	(657)	(1,538)
Depreciation, depletion and amortization	0	0	0
Impairment of assets	0	0	0
Deferred taxation	0	0	0
Cash utilized for hedge book settlements	0	0	0
Other non cash items	2,169	(1,224)	(1,494)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0	0
Effect of changes in operating working capital items:
Net movement in inter-group receivables and payables	0	0	0
Receivables	0	0	0
Inventories	0	0	0
Accounts payable and other current liabilities	0	0	0
Net cash provided by continuing operations			(91)
Net cash used in discontinued operations			0
Net cash used in investing activities	0	0	0
Increase in non-current investments	0	0	0
Proceeds on disposal of associates	0		0
Net associates loans advanced	0	0
Additions to property, plant and equipment	0	0	0
Proceeds on sale of mining assets	0	0	0
Proceeds on sale of discontinued assets			0
Proceeds from sale of investments	0	0	0
Cash effects from hedge restructuring	0	0	0
Loans receivable repaid		0
Change in restricted cash	0	0	0
Net loans receivable advanced	0
Net cash generated/(used) by financing activities	151	129	91
Net changes in short-term debt	0	0	0
Issuance of stock	0	0	0
Share issue expenses	0	0	0
Net changes in long-term debt	0	0	0
Debt issue costs	0	0
Cash effects from hedge restructuring	0		0
Cash inflows from derivatives with financing		0
Dividends (paid)/received	151	129	91
Net increase/(decrease) in cash and cash equivalents	0	0	0
Effect of exchange rate changes on cash	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at ending of period	$ 0	$ 0	$ 0